Borrowings (Details) - Schedule of borrowings - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Borrowings Abstract
Current portion of borrowings	$ 1,011,749	$ 933,110
Non-current portion of borrowings	518,613	859,120
Borrowings	$ 1,530,362	$ 1,792,230